Goodwill and Intangible Assets - Summary of Gross Carrying Value, Accumulated Amortization and Net Carrying Value of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Net carrying value	$ 62,959	$ 109,807	$ 109,807
Intangible assets with a definite life:
Accumulated amortization	0	(12,370)
Net carrying value	0	14,630	16,887
Intangible assets with an indefinite life:
Net carrying value	0	67,131	67,131
Gross carrying value	62,959	203,938
Net carrying value	62,959	191,568	$ 193,825
Run-off
Goodwill
Goodwill	62,959	62,959
Net carrying value	62,959	62,959
Legacy Underwriting
Goodwill
Goodwill	0	46,848
Net carrying value	0	46,848
Intangible assets with a definite life:
Accumulated amortization	0	(12,370)
Intangible assets with an indefinite life:
Gross carrying value	0	140,979
Net carrying value	0	128,609
Legacy Underwriting | Distribution channel
Intangible assets with a definite life:
Gross carrying value	0	20,000
Accumulated amortization	0	(8,111)
Net carrying value	0	11,889
Legacy Underwriting | Brand
Intangible assets with a definite life:
Gross carrying value	0	7,000
Accumulated amortization	0	(4,259)
Net carrying value	0	2,741
Lloyd’s syndicate capacity | Legacy Underwriting
Intangible assets with an indefinite life:
Gross carrying value	0	37,031
Net carrying value	0	37,031
Management contract | Legacy Underwriting
Intangible assets with an indefinite life:
Gross carrying value	0	30,100
Net carrying value	$ 0	$ 30,100